Fees Summary	Jun. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,086,000
Previously Paid Amount	0.00
Total Fee Amount	166.27
Total Offset Amount	0.00
Net Fee	166.27
Narrative - Max Aggregate Offering Price	$ 1,086,000
Final Prospectus	true